Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Comprehensive Income [Line Items]
NET REVENUE (Note 24)	$ 12,000,000
GROSS PROFIT	12,000,000
OPERATING EXPENSES
General and administrative expenses	(13,240,218)	$ (9,881,993)	$ (11,825,131)
Research and development expenses	(42,495,379)	(38,000,494)	(22,021,321)
Total operating expenses	(55,735,597)	(47,882,487)	(33,846,452)
LOSS FROM OPERATIONS	(43,735,597)	(47,882,487)	(33,846,452)
NON-OPERATING INCOME AND EXPENSES
Interest income	404,981	354,457	219
Other income (Note 16a)	462,321	386,138	1,108,072
Gain on dilution of subsidiary and recognition of associate			2,307,735
Other gains and losses (Note 16b)	3,121,606	(29,583)	1,106,510
Finance costs (Note 16c)	(4,331,661)	(3,675,689)	(1,860,954)
Total non-operating income and expenses	(342,753)	(2,964,677)	2,661,582
Share in losses of associate company, accounted for using equity method (Note 10)	(8,587)	(436,032)	(405,712)
LOSS BEFORE INCOME TAX (Note 16)	(44,086,937)	(51,283,196)	(31,590,582)
INCOME TAX EXPENSE (Note 17)	(132,667)	(99,221)
NET LOSS FOR THE YEAR	(44,219,604)	(51,382,417)	(31,590,582)
Items that will not be reclassified subsequently to profit or loss:
Unrealized gain on investments in equity instruments at fair value through other comprehensive income	235,567
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(43,984,037)	(51,382,417)	(31,590,582)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company	(44,219,604)	(51,382,417)	(31,321,618)
Non-controlling interests			(268,964)
NET LOSS FOR THE YEAR	(44,219,604)	(51,382,417)	(31,590,582)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company	(43,984,037)	(51,382,417)	(31,321,618)
Non-controlling interests			(268,964)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (43,984,037)	$ (51,382,417)	$ (31,590,582)
LOSS PER ORDINARY SHARE (Note 18)
Basic	$ (0.11)	$ (0.15)	$ (0.1)
Diluted	(0.11)	(0.15)	(0.1)
American Depositary Share
LOSS PER ORDINARY SHARE (Note 18)
Basic	(2.69)	(3.68)	(2.4)
Diluted	$ (2.69)	$ (3.68)	$ (2.4)